Schedule of Investments
February 28, 2022 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 85.97%

Biological products (No Diagnostic Substances) - 2.06%
Biogen, Inc. (2)	320	67,523

Computer & Office Equipment - 3.92%
HP, Inc.	2,300	79,028
International Business Machines Corp.	400	49,004

		128,032

Computer Storage Devices - 3.00%
NetApp, Inc.	1,250	97,975

Electrical Industrial Apparatus - 1.36%
GrafTech International Ltd.	4,400	44,352

Electronic Computers - 2.37%
Apple, Inc.	470	77,606

Optical instruments & Lenses - 2.45%
KLA Corp.	230	80,155

Printed Circuit Boards - 1.88%
TTM Technologies, Inc. (2)	4,900	61,593

Retail-Catalog & Mail-Order Houses - 1.31%
Amazon.com, Inc. (2)	14	42,998

Search, Detection, Navigation, Guidance, Aeronautical Sys - 1.49%
Northrop Grumman Corp.	110	48,635

Semiconductors & Related Devices - 5.17%
Intel Corp.	1,000	47,700
MagnaChip Semiconductor Corp. (2)	1,700	30,940
Photronics, Inc. (2)	4,910	90,442

		169,082

Services-Business Services, Nec - 1.50%
Accenture PLC	250	79,005
eBay, Inc. (2)	900	49,131

	1,150	128,136

Services-Computer Intergrated Systems Design - 4.69%
Kyndryl Holdings, Inc. (2)	5,280	83,741
Open Text Corp.	1,600	69,600

	6,880	153,341

Services - Computer Processing & Data Preparation - 3.21%
CSG Systems International, Inc.	1,700	104,924

Services - Computer Programming Services- 2.40%
Cognizant Technology Solutions Corp. Class A	910	78,378

Services - Computer Programmin, Data Processsing, Etc. - 16.21%
Alphabet, Inc. Class A (2)	102	275,516
Baidu, Inc. (2)	460	70,123
DXC Technology Co. (2)	2,200	74,866
Meta Platforms Inc. Class A (2)	520	109,736

		530,241

Services-Management Consulting Services - 7.68%
Booz Allen Hamilton Holding Corp. Class A	880	71,007
CGI, Inc. Class A (2)	1,160	95,074
The Hackett Group, Inc.	4,100	84,952

		251,033

Services - Prepackaged Software - 12.44%
Check Point Software Technologies Ltd. (2)	1,150	166,612
DropBox, Inc. Class A (2)	3,700	83,953
Microsoft Corp.	200	59,758
Oracle Corp.	250	18,993
VMWare, Inc. Class A (2)	660	77,431

		406,747

Ship & Boat Building & Repairing - 3.00%
Huntington Ingalls Industries, Inc.	480	98,112

Telephone Communications (No Radiotelephone) - 1.48%
Verizon Communications, Inc.	900	48,303

Wholesale-Electronic Parts & Equipment, Nec - 5.94%
Arrow Electronics, Inc. (2)	570	69,472
Avnet, Inc.	1,300	54,691
Ituran Location & Control Ltd.	3,406	70,061

		194,224

Total Common Stock	(Cost $ 2,610,895)	2,811,391

Money Market Fund - 13.87%

First American Government Obligations Fund Class X, 0.06% (3)	453,695	453,695

Total Money Market Fund	(Cost $ 453,695)	453,695

Total Investments - 99.84%	(Cost $ 3,064,590)	3,265,085

Other Assets in Excess of Liabilities (0.16%)		5,097

Total Net Assets - 100.00%		3,270,182

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,265,085	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,265,085	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 28, 2022.